Assets subject to lien and assets acquired through foreclosures - Carrying amounts of assets acquired through foreclosure (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Investment properties
Land		₩ 6,404	₩ 2,185
Building		165	181
Sub-total		6,569	2,366
Other assets
Land for non-business use		21,302	21,156
Building for non-business use	[1]	3,049	1,526
Movables for non-business use	[2]	165	120
Real estate assessment provision for non-business use		(1,176)	(1,129)
Sub-total		23,340	21,673
Assets held for sale
Land		2,351	2,980
Buildings		1,832	2,557
Others		0	418
Sub-total		4,183	5,955
Total		₩ 34,092	₩ 29,994

[1]	The cumulative depreciation amount as of December 31, 2021 and 2022 is 716 million Won and 1,055 million Won, respectively.
[2]	The cumulative depreciation amount as of December 31, 2021 and 2022 is 907 million Won and 882 million Won, respectively.